CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY (Details 6) In Thousands, except Share data, unless otherwise specified	12 Months Ended								12 Months Ended				12 Months Ended		12 Months Ended				12 Months Ended				12 Months Ended								12 Months Ended				12 Months Ended		12 Months Ended				12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Ordinary shares CNY	Dec. 31, 2012 Ordinary shares CNY	Dec. 31, 2011 Ordinary shares CNY	Dec. 31, 2013 Ordinary shares USD ($)	Dec. 31, 2013 Additional paid-in capital CNY	Dec. 31, 2012 Additional paid-in capital CNY	Dec. 31, 2011 Additional paid-in capital CNY	Dec. 31, 2013 Additional paid-in capital USD ($)	Dec. 31, 2013 Treasury Stock CNY	Dec. 31, 2013 Treasury Stock USD ($)	Dec. 31, 2013 Accumulated deficits CNY	Dec. 31, 2012 Accumulated deficits CNY	Dec. 31, 2011 Accumulated deficits CNY	Dec. 31, 2013 Accumulated deficits USD ($)	Dec. 31, 2013 Accumulated other comprehensive (loss) income CNY	Dec. 31, 2012 Accumulated other comprehensive (loss) income CNY	Dec. 31, 2011 Accumulated other comprehensive (loss) income CNY	Dec. 31, 2013 Accumulated other comprehensive (loss) income USD ($)	Dec. 31, 2013 Parent Company USD ($)	Dec. 31, 2013 Parent Company CNY	Dec. 31, 2012 Parent Company CNY	Dec. 31, 2011 Parent Company CNY	Dec. 31, 2013 Parent Company Ordinary shares CNY	Dec. 31, 2012 Parent Company Ordinary shares CNY	Dec. 31, 2011 Parent Company Ordinary shares CNY	Dec. 31, 2013 Parent Company Ordinary shares USD ($)	Dec. 31, 2013 Parent Company Additional paid-in capital CNY	Dec. 31, 2012 Parent Company Additional paid-in capital CNY	Dec. 31, 2011 Parent Company Additional paid-in capital CNY	Dec. 31, 2013 Parent Company Additional paid-in capital USD ($)	Dec. 31, 2013 Parent Company Treasury Stock CNY	Dec. 31, 2013 Parent Company Treasury Stock USD ($)	Dec. 31, 2013 Parent Company Accumulated deficits CNY	Dec. 31, 2012 Parent Company Accumulated deficits CNY	Dec. 31, 2011 Parent Company Accumulated deficits CNY	Dec. 31, 2013 Parent Company Accumulated deficits USD ($)	Dec. 31, 2013 Parent Company Accumulated other comprehensive (loss) income CNY	Dec. 31, 2012 Parent Company Accumulated other comprehensive (loss) income CNY	Dec. 31, 2011 Parent Company Accumulated other comprehensive (loss) income CNY	Dec. 31, 2013 Parent Company Accumulated other comprehensive (loss) income USD ($)
CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY
Beginning Balance (in shares)					47,676,331	47,215,888	47,689,306	25,673,185																			47,676,331	47,215,888	47,689,306	25,673,185
Beginning Balance		847,102	772,059	729,464	4,070	4,041	4,071	$ 448	682,239	673,516	674,648	$ 69,763		$ (551)	(46,200)	(79,830)	(89,608)	$ (1,062)	(30,894)	(29,556)	(22,724)	$ (5,084)		650,191	604,806	595,979	4,070	4,041	4,071	$ 448	682,239	673,516	674,648	$ 69,763		$ (551)	(5,224)	(43,195)	(60,016)	$ 7,479	(30,894)	(29,556)	(22,724)	$ (5,084)
Repurchase and cancellation of ordinary shares (in shares)					23,876,175	376,761	590,205																				(23,876,175)	(376,761)	(590,205)
Repurchase and cancellation of ordinary shares		(285,603)	(4,574)	(8,243)	(1,469)	(24)	(38)		(280,798)	(4,550)	(8,205)		(3,336)											(285,603)	(4,574)	(8,243)	(1,469)	(24)	(38)		(280,798)	(4,550)	(8,205)		(3,336)
Exercise of share options		11,108	5,068	598	114	53	8		10,994	5,015	590													11,108	5,068	598	114	53	8		10,994	5,015	590
Exercise of share options (note 14) (in shares)	1,873,029	1,873,029			1,873,029	837,204	116,787																				1,873,029	837,204	116,787
Amortization of share-based compensation		9,887	8,258	6,483					9,887	8,258	6,483													9,887	8,258	6,483					9,887	8,258	6,483
Foreign currency translation adjustments	1,008	6,103	(87)	(751)															1,066	(2,585)	(7,019)		176	1,066	(2,585)	(7,019)															1,066	(2,585)	(7,019)
Change in fair value of available-for-sale	(156)	(945)	1,247	187															(945)	1,247	187		(156)	(945)	1,247	187															(945)	1,247	187
Net income	16,518	99,998	83,309	56,573											50,498	37,971	16,821						8,340	50,498	37,971	16,821											50,498	37,971	16,821
Ending Balance (in shares)						47,676,331	47,215,888	25,673,185																				47,676,331	47,215,888	25,673,185
Ending Balance	$ 109,460	662,641	847,102	772,059	2,715	4,070	4,041	$ 448	422,322	682,239	673,516	$ 69,763	(3,336)	$ (551)	(6,428)	(46,200)	(79,830)	$ (1,062)	(30,773)	(30,894)	(29,556)	$ (5,084)	$ 72,055	436,202	650,191	604,806	2,715	4,070	4,041	$ 448	422,322	682,239	673,516	$ 69,763	(3,336)	$ (551)	45,274	(5,224)	(43,195)	$ 7,479	(30,773)	(30,894)	(29,556)	$ (5,084)